Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2019
Summary Of Significant Accounting Policies
Disclosure of Other Intangible Assets
	Life of asset	Rate of amortization % straight line per annum
Information technology assets	3 years	33
Other intangibles	3 - 6 years	17 - 33

Disclosure of Property and Equipment
	Life of Asset	Rate of depreciation % WDV per annum
Freehold building	60 years	2-10
Furniture and fittings and equipment	5 years	15-20
Vehicles and machinery	3-5 years	20-30